UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
February 1, 2017 to February 28, 2017

Commission File Number of issuing entity:  333-183569-08

Central Index Key Number of issuing entity:  0001653959

Nissan Auto Receivables 2015-C Owner Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-183569

Central Index Key Number of depositor:  0001129068

Nissan Auto Receivables Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001540639

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

David M. Lundeen, (615) 725-1664
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

38-7147962
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware                                                                                                                                                                                                                        19890
(Address of principal executive offices of the issuing entity)                                                                                                                                                                                                    (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2a	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2b	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Auto Receivables 2015-C Owner Trust, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Report.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Receivables 2015-C Owner Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from February 1, 2017 to February 28, 2017.  Please refer to the Form ABS-15G filed by the Securitizer on January 18, 2017 for additional information.  The CIK number of the Securitizer is 0001540639.

Item 1A.                    Asset-Level Information.

The information prescribed by Regulation AB Item 1111(e)-(h) and by Item 1125, Schedule AL, is not required to be disclosed for this transaction.

Item 1B.                    Asset Representations Reviewer and Investor Communication.

The transaction on which the present report on Form 10-D provides information is not registered on Form SF-3, and is therefore exempt from providing information pursuant to Item 1121(d)-(e) of Regulation AB.

PART II – OTHER INFORMATION

Item 2.                      Legal Proceedings.

None.

Item 3.                      Sales of Securities and Use of Proceeds.

None.

Item 4.                      Defaults Upon Senior Securities.

None.

Item 5.                      Submission of Matters to a Vote of Security Holders.

None.

Item 6.                      Significant Obligors of Pool Assets.

Not applicable.

Item 7.                      Change in Sponsor Interest in the Securities.

None.

Item 8.                      Significant Enhancement Provider Information.

Not applicable.

Item 9.                      Other Information.

None.

Item 10.                     Exhibits.

(a)	Monthly Servicer’s Certificate for the month of February 2017 –
Nissan Auto Receivables 2015-C Owner Trust.

(b)	Exhibits:	99.1 Monthly Servicer’s Certificate for the month of February 2017 –
Nissan Auto Receivables 2015-C Owner Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST

	By:	Nissan Motor Acceptance Corporation, as servicer
Date: March 30, 2017
By: /s/ Riley A. McAndrews
Riley A. McAndrews, Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate for the month of February 2017 –
Nissan Auto Receivables 2015-C Owner Trust.